Income Taxes (Narrative) (Details) (USD $)	3 Months Ended	12 Months Ended
	Mar. 31, 2013 M	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Income Tax Examination [Line Items]
U.S. federal income tax rate	35.00%	35.00%	35.00%	35.00%
Net non-current deferred tax assets	$ 5,876,000	$ 6,157,000	$ 7,931,000
Deferred income taxes	38,301,000	41,966,000	32,245,000
Total foreign tax credit carryforwards		54,102,000	57,428,000
Unrecognized tax benefits	10,000,000	9,769,000	16,788,000	13,719,000	20,656,000
Unrecognized tax benefits that would have a favorable impact on effective tax rate	5,900,000	5,700,000
Anticipated amount of unrecognized tax benefits	5,800,000	6,300,000
Period Within Which Reduction Of Unrecognized Tax Benefit May Occur, Months	12
Income Tax Examination, Penalties and Interest Accrued		1,000,000	600,000	300,000
Minimum [Member]
Income Tax Examination [Line Items]
Tax credit carryforwards, years		5 years
Maximum [Member]
Income Tax Examination [Line Items]
Tax credit carryforwards, years		20 years
Prepaid Expenses And Other Current Assets [Member]
Income Tax Examination [Line Items]
Net current deferred income tax assets		20,400,000	14,700,000
Accrued Income And Other Taxes [Member]
Income Tax Examination [Line Items]
Net current deferred tax liabilities		10,000,000	6,300,000
Foreign Country [Member]
Income Tax Examination [Line Items]
Total foreign tax credit carryforwards		27,700,000
Tax credit carryforwards, years		10 years
Operating loss carryforwards		13,200,000
Foreign Country [Member] | Expiration Amount Of Carryforwards, Year One [Member]
Income Tax Examination [Line Items]
Tax credit carryforwards		0
Foreign Country [Member] | Expiration Amount Of Carryforwards, Year Two [Member]
Income Tax Examination [Line Items]
Tax credit carryforwards		300,000
Foreign Country [Member] | Expiration Amount Of Carryforwards, Year Three [Member]
Income Tax Examination [Line Items]
Tax credit carryforwards		3,700,000
Foreign Country [Member] | Expiration Amount Of Carryforwards, Year Four [Member]
Income Tax Examination [Line Items]
Tax credit carryforwards		23,700,000
State [Member]
Income Tax Examination [Line Items]
Tax credit carryforwards		13,500,000
Valuation allowance of tax credit carryforwards		1,800,000
Operating loss carryforwards		$ 600,000